Other Financial Information - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets [Abstract]
Cash and cash equivalents	$ 247,556	$ 187,831	$ 257,868	$ 171,096
Restricted cash	2,564	2,041	24,704
Accounts receivable, net	85,581	86,219
Due from affiliate companies	27,196	8,328
Total current assets	417,131	339,986
Deposits for vessels, port terminals and other fixed assets	45,365	31,426
Vessels, port terminals and other fixed assets, net	1,911,143	1,777,457
Investments in available-for-sale securities	6,701	7,660
Investments in affiliates	344,453	335,303	197,291
Long-term receivable from affiliate companies	9,625	5,144
Loan receivable from affiliate companies	7,791	2,660
Total non-current assets	2,742,258	2,579,627
Total assets	3,159,389	2,919,613	2,941,462
Current liabilities
Accounts payable	53,837	51,692
Accrued expenses and other liabilities	107,320	64,199
Deferred income and cash received in advance	12,445	13,215
Current portion of capital lease obligations	1,449	1,400
Current portion of long-term debt	24,186	19,261
Total current liabilities	199,237	149,767
Capital lease obligations, net of current portion	20,911	22,359
Unfavorable lease terms	22,141	27,074
Other long-term liabilities and deferred income	17,459	25,221
Deferred tax liability	12,735	13,869
Total non-current liabilities	1,693,642	1,580,511
Total liabilities	1,892,879	1,730,278
Noncontrolling interest	113,547	123,640
Total Navios Holdings stockholders' equity	1,152,963	1,065,695
Total liabilities and stockholders' equity	3,159,389	2,919,613
Navios Maritime Holdings Inc. Issuer
Current assets [Abstract]
Cash and cash equivalents	98,539	33,769	79,213	74,160
Intercompany receivables	23,567
Due from affiliate companies	4,638	4,861
Prepaid expenses and other current assets	2
Total current assets	126,746	38,630
Investments in subsidiaries	1,622,239	1,632,901
Investments in affiliates	331,130	318,399
Other long-term assets	16,976	19,079
Goodwill and other intangibles	89,562	92,372
Total non-current assets	2,059,907	2,062,751
Total assets	2,186,653	2,101,381
Current liabilities
Accounts payable	591	267
Accrued expenses and other liabilities	33,099	16,307
Intercompany payables		19,112
Total current liabilities	33,690	35,686
Long-term debt, net of current portion	1,000,000	1,000,000
Total non-current liabilities	1,000,000	1,000,000
Total liabilities	1,033,690	1,035,686
Total Navios Holdings stockholders' equity	1,152,963	1,065,695
Total liabilities and stockholders' equity	2,186,653	2,101,381
Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	77,085	67,492	133,116	56,406
Restricted cash	2,564	2,041
Accounts receivable, net	56,265	64,716
Intercompany receivables		48,395
Due from affiliate companies	22,558	3,467
Prepaid expenses and other current assets	31,179	37,874
Total current assets	189,651	223,985
Deposits for vessels, port terminals and other fixed assets	22,140	28
Vessels, port terminals and other fixed assets, net	1,467,518	1,412,976
Investments in subsidiaries	271,532	282,197
Investments in available-for-sale securities	6,701	7,660
Investments in affiliates	548	5,122
Long-term receivable from affiliate companies	9,625	5,144
Loan receivable from affiliate companies	7,791	2,660
Other long-term assets	21,636	20,296
Goodwill and other intangibles	85,273	97,813
Total non-current assets	1,892,764	1,833,896
Total assets	2,082,415	2,057,881
Current liabilities
Accounts payable	18,399	27,765
Accrued expenses and other liabilities	49,363	29,582
Deferred income and cash received in advance	6,263	12,331
Intercompany payables	93,226	97,546
Current portion of long-term debt	24,117	19,192
Total current liabilities	191,368	186,416
Long-term debt, net of current portion	245,006	198,373
Unfavorable lease terms	22,141	27,074
Other long-term liabilities and deferred income	14,574	18,352
Total non-current liabilities	281,721	243,799
Total liabilities	473,089	430,215
Noncontrolling interest		4,050
Total Navios Holdings stockholders' equity	1,609,326	1,623,616
Total liabilities and stockholders' equity	2,082,415	2,057,881
Non Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	71,932	86,570	45,539	40,530
Accounts receivable, net	29,316	21,503
Intercompany receivables	71,442	71,305
Prepaid expenses and other current assets	23,053	17,693
Total current assets	195,743	197,071
Deposits for vessels, port terminals and other fixed assets	23,225	31,398
Vessels, port terminals and other fixed assets, net	443,625	364,481
Investments in affiliates	12,775	11,782
Other long-term assets	28,740	28,602
Goodwill and other intangibles	174,993	161,815
Total non-current assets	683,358	598,078
Total assets	879,101	795,149
Current liabilities
Accounts payable	34,847	23,660
Accrued expenses and other liabilities	24,858	18,310
Deferred income and cash received in advance	6,182	884
Intercompany payables	1,783	3,042
Current portion of capital lease obligations	1,449	1,400
Current portion of long-term debt	69	69
Total current liabilities	69,188	47,365
Long-term debt, net of current portion	375,390	293,615
Capital lease obligations, net of current portion	20,911	22,359
Other long-term liabilities and deferred income	2,885	6,869
Deferred tax liability	12,735	13,869
Total non-current liabilities	411,921	336,712
Total liabilities	481,109	384,077
Noncontrolling interest	113,547	119,590
Total Navios Holdings stockholders' equity	284,445	291,842
Total liabilities and stockholders' equity	879,101	795,149
Eliminations
Current assets [Abstract]
Intercompany receivables	(95,009)	(119,700)
Total current assets	(95,009)	(119,700)
Investments in subsidiaries	(1,893,771)	(1,915,098)
Total non-current assets	(1,893,771)	(1,915,098)
Total assets	(1,988,780)	(2,034,798)
Current liabilities
Intercompany payables	(95,009)	(119,700)
Total current liabilities	(95,009)	(119,700)
Total liabilities	(95,009)	(119,700)
Total Navios Holdings stockholders' equity	(1,893,771)	(1,915,098)
Total liabilities and stockholders' equity	(1,988,780)	(2,034,798)
Total
Current assets [Abstract]
Cash and cash equivalents	247,556	187,831	257,868	171,096
Restricted cash	2,564	2,041
Accounts receivable, net	85,581	86,219
Intercompany receivables		0
Due from affiliate companies	27,196	8,328
Prepaid expenses and other current assets	54,234	55,567
Total current assets	417,131	339,986
Deposits for vessels, port terminals and other fixed assets	45,365	31,426
Vessels, port terminals and other fixed assets, net	1,911,143	1,777,457
Investments in subsidiaries	0	0
Investments in available-for-sale securities	6,701	7,660
Investments in affiliates	344,453	335,303
Long-term receivable from affiliate companies	9,625	5,144
Loan receivable from affiliate companies	7,791	2,660
Other long-term assets	67,352	67,977
Goodwill and other intangibles	349,828	352,000
Total non-current assets	2,742,258	2,579,627
Total assets	3,159,389	2,919,613
Current liabilities
Accounts payable	53,837	51,692
Accrued expenses and other liabilities	107,320	64,199
Deferred income and cash received in advance	12,445	13,215
Intercompany payables	0	0
Current portion of capital lease obligations	1,449	1,400
Current portion of long-term debt	24,186	19,261
Total current liabilities	199,237	149,767
Long-term debt, net of current portion	1,620,396	1,491,988
Capital lease obligations, net of current portion	20,911	22,359
Unfavorable lease terms	22,141	27,074
Other long-term liabilities and deferred income	17,459	25,221
Deferred tax liability	12,735	13,869
Total non-current liabilities	1,693,642	1,580,511
Total liabilities	1,892,879	1,730,278
Noncontrolling interest	113,547	123,640
Total Navios Holdings stockholders' equity	1,152,963	1,065,695
Total liabilities and stockholders' equity	$ 3,159,389	$ 2,919,613